Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Summary of accrued liabilities
Accrued liabilities consisted of the following:

	As at December 31, 2021	As at December 31, 2020
	$	$
Accrued personnel costs	3,440,558	540,292
Accrued research and development costs	1,142,056	597,994
Accrued costs for the purchases of property, plant and equipment	648,196	—
Accrued corporate legal fees and other professional services	654,945	210,099
Other accrued costs	104,761	130,656
Total	5,990,516	1,479,041